Guarantees and Indemnifications	9 Months Ended
Sep. 30, 2021
Guarantees and Product Warranties [Abstract]
Guarantees and Indemnifications	Guarantees and Indemnification
Indemnifications
Sonder has entered into indemnification agreements with all of its directors. The indemnification agreements and its Amended and Restated Bylaws (the Bylaws) require Sonder to indemnify these individuals to the fullest extent not prohibited by Delaware law. Subject to certain limitations, the indemnification agreements and Bylaws also require Sonder to advance expenses incurred by its directors. No demands have been made upon Sonder to provide indemnification under the indemnification agreements or the Bylaws, and thus, there are no claims that Sonder is aware of that could have a material adverse effect on its business, results of operations, financial condition, or cash flows.
In the ordinary course of business, Sonder has included limited indemnification provisions under certain agreements with parties with whom it has commercial relations of varying scope and terms with respect to certain matters, including losses arising out of its breach of such agreements or out of intellectual property infringement claims made by third parties. It is not possible to determine the maximum potential loss under these indemnification provisions due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, no significant costs have been incurred, either individually or collectively, in connection with Sonder’s indemnification provisions.
Guarantees and Indemnifications
Indemnifications
Sonder has entered into indemnification agreements with all of its directors. The indemnification agreements require Sonder to indemnify these individuals to the fullest extent not prohibited by Delaware law. Subject to certain limitations, the indemnification agreements require Sonder to advance expenses incurred by its directors. No demands have been made upon Sonder to provide indemnification under the indemnification agreements or the Bylaws, and thus, there are no claims that Sonder believes could have a material adverse effect on its business, results of operations, financial condition, or cash flows.
In the ordinary course of business, Sonder has included limited indemnification provisions under certain agreements with parties with whom it has commercial relations of varying scope and terms with respect to certain matters, including losses arising out of its breach of such agreements or out of intellectual property infringement claims made by third parties. It is not possible to determine the maximum potential loss under these indemnification provisions due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, no significant costs have been incurred, either individually or collectively, in connection with Sonder’s indemnification provisions.